Subsequent Event Disclosure	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Subsequent Event Disclosure [Abstract]
Subsequent Event Disclosure

Note 13 - Subsequent Event Disclosure

The Company has evaluated subsequent events through June 18, 2024, the date the unaudited condensed consolidated financial statements were available for issuance. All subsequent events requiring recognition or disclosure have been included in these unaudited condensed consolidated financial statements.

Note 13 - Subsequent Event Disclosure

The Company has evaluated subsequent events through July X 2024, the date the unaudited condensed consolidated financial statements were available for issuance. All subsequent events requiring recognition or disclosure have been included in these unaudited condensed consolidated financial statements.